Related Party Transactions (Details) - Parent Company - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions
Sales of Goods/ Services	kr 0
Purchases of Goods/ Services	19,648	kr 4,086
Other	0
Receivables on Closing Balance	1,485
Liabilities on Closing Balance	kr 4,108	kr 475